Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing Policy and Practices

We have an equity award grant scheme pursuant to which we may grant equity awards, including options to purchase shares of the Company’s common stock and restricted stock units, to our employees, including the named executive officers, and our non-employee directors. It is our policy that we shall not backdate any equity grant, or manipulate the timing of the public release of material information or of any equity award with the intent of benefitting a grantee under an equity award. We generally grant equity only on a regularly scheduled basis. Pursuant to our equity award grant scheme, we grant new-hire equity awards to eligible new hires, which include options and RSUs, generally on the first business day of February, May, August, or November following an eligible new hire’s employment start date. The Compensation Committee may also approve an equity grant in connection with the promotion of a named executive officer or as a special retention grant, the timing of which is generally at the time of the promotion or other special event. We also make initial and annual equity grants in the form of RSUs to our non-employee directors at the time of a director’s initial appointment or election to the Board and on the date of each annual meeting of stockholders or soon thereafter. In addition, we make annual equity grants to our eligible employees, including our named executive officers, on an annual basis, in the fourth quarter of the year after mid-year performance reviews have been completed. The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Instead, the timing and terms of equity awards is in accordance with the yearly compensation cycle. The Company does not time the release of material non-public information for the purpose of affecting the value of executive compensation or for the compensation of any other employee.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards. Instead, the timing and terms of equity awards is in accordance with the yearly compensation cycle.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table sets forth information regarding stock options issued to our named executive officers during 2024 during any period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains material non-public business. Mr. Febbo did not receive any stock options during 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)(1)	Grant Date Fair Value of the Award

Percentage Change
in the Closing
Market Price of the
Securities
Underlying the
Award Between the
Trading Day Ending
Immediately Prior to
the Disclosure of
MNPI and the
Trading Day
Beginning
Immediately
Following the
Disclosure of
MNPI(2)

Edward Stelmakh	12/23/2024	77,742	4.83	199,999	0.61%
Stephen Silvestro	12/23/2024	77,742	4.83	199,999	0.61%

____________

(1)     The exercise price of the option was determined following the close of market on December 23, 2024.

(2)     The Company filed a current report on Form 8-K on December 23, 2024 announcing that Mr. Febbo would be stepping down as Chief Executive Officer of the Company effective as of December 31, 2024 and that Mr. Silvestro would serve as interim Chief Executive Officer effective as of January 1, 2025. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing of the 12/23/24 Form 8-K and the closing market price of the Company’s common stock on the trading day beginning immediately following the filing of the 12/23/24 Form 8-K was 0.61%.

Edward Stelmakh [Member]
Awards Close in Time to MNPI Disclosures
Name	Edward Stelmakh
Underlying Securities	77,742
Exercise Price | $ / shares	$ 4.83	[1]
Fair Value as of Grant Date | $	$ 199,999
Underlying Security Market Price Change	0.61	[2]
Stephen Silvestro [Member]
Awards Close in Time to MNPI Disclosures
Name	Stephen Silvestro
Underlying Securities	77,742
Exercise Price | $ / shares	$ 4.83	[1]
Fair Value as of Grant Date | $	$ 199,999
Underlying Security Market Price Change	0.61	[2]

[1]	The exercise price of the option was determined following the close of market on December 23, 2024.
[2]	The Company filed a current report on Form 8-K on December 23, 2024 announcing that Mr. Febbo would be stepping down as Chief Executive Officer of the Company effective as of December 31, 2024 and that Mr. Silvestro would serve as interim Chief Executive Officer effective as of January 1, 2025. The percentage change in the closing market price of the Company’s common stock between the trading day ending immediately prior to the filing of the 12/23/24 Form 8-K and the closing market price of the Company’s common stock on the trading day beginning immediately following the filing of the 12/23/24 Form 8-K was 0.61%.